INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2014, 2015 and 2016 are comprised of the following components:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Income before income taxes:
Domestic	¥93,353	¥62,214	¥96,497
Foreign	52,915	59,648	49,086

Total income before income taxes	¥146,268	¥121,862	¥145,583

Income taxes:
Current income taxes:
Domestic	¥32,761	¥29,924	¥36,363
Foreign	8,139	16,380	12,824

Total current income taxes	40,900	46,304	49,187

Deferred income taxes:
Domestic	3,368	(42,237)	(23,256)
Foreign	6,986	(7,508)	5,461

Total deferred income taxes	10,354	(49,745)	(17,795)

Total income taxes	¥51,254	¥ (3,441)	¥31,392

Reconciliations between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Years ended March 31,
	2014	2015	2016
Japanese statutory income tax rate	38.0%	36.0%	33.0%
Difference in statutory tax rates of foreign subsidiaries	(4.3)	(4.3)	(2.7)
Change in valuation allowance	3.6	(5.0)	3.5
Tax credit for research and development expenses	(3.0)	(4.2)	(3.4)
Uncertainty in income taxes	0.4	(0.4)	(0.3)
Tax rate change*	1.2	(26.0)	(12.1)
Impairment of goodwill	0.2	0.9	3.2
Other	(1.1)	0.2	0.4

Effective income tax rate	35.0%	(2.8)%	21.6%

*	Tax rate change for the year ended March 31, 2014:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 10 of 2014) enacted in Japan on March 31, 2014, the special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.

*	Tax rate change for the year ended March 31, 2015:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.

*	Tax rate change for the year ended March 31, 2016:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 15 of 2016) and “Partial Amendment of the Local Tax Act, etc.” (Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously has been reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,551	¥1,712
Inventories	14,149	12,731
Provision for doubtful accounts and loss on bad debts	1,733	1,790
Accrued expenses	16,619	11,517
Employee benefits	25,716	27,779
Depreciation and amortization	38,221	36,967
Securities	932	1,146
Net operating losses and tax credit carry forwards	32,151	36,893
Other	5,073	6,913

Total gross deferred tax assets	136,145	137,448
Valuation allowance	(33,005)	(40,021)

Net deferred tax assets	¥103,140	¥97,427

Deferred tax liabilities:
Depreciation and amortization	¥9,277	¥8,932
Securities	301,980	303,032
Prepaid benefit cost	3,723	994
Other	7,034	3,874

Total deferred tax liabilities	¥322,014	¥316,832

Net deferred tax liabilities	¥(218,874)	¥(219,405)

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2015 and 2016 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2015	2016
	(Yen in millions)
Other current assets	¥42,314	¥—
Other assets	36,710	51,815
Other current liabilities	(5,444)	—
Deferred income taxes—non-current liabilities	(292,454)	(271,220)

Net deferred tax liabilities	¥(218,874)	¥(219,405)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2014	2015	2016
	(Yen in millions)
Balance at beginning of year	¥34,414	¥39,496	¥33,005
Increase	3,519	3,452	9,108
Decrease	(1,044)	(9,954)	(1,443)
Other*	2,607	11	(649)

Balance at end of year	¥39,496	¥33,005	¥40,021

*	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2014	2015	2016
	(Yen in millions)
Balance at beginning of year	¥4,064	¥4,804	¥3,258
Increase—tax position in prior years	1,457	353	669
Increase—tax position in current year	187	806	2,380
Decrease—tax position in prior years	(324)	(784)	(455)
Settlements with taxing authorities	(16)	(1,804)	(677)
Lapse of statute of limitations	(564)	(117)	(507)

Balance at end of year	¥4,804	¥3,258	¥4,668